Stock-Based Compensation Stock-Based Compensation (Summary of Performance-Based Shares) (Details) (Performance Shares [Member], USD $)	12 Months Ended
Sep. 28, 2013
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of Shares - Nonvested, September 29, 2012	174,062
Number of Shares - Granted	924,651
Number of Shares - Vested	(32,468)
Number of Shares - Forfeited	(64,935)
Number of Shares - Nonvested, September 28, 2013	1,001,310
Weighted Average Grant Date Fair Value Per Share - Unvested, September 29, 2012	$ 14.24
Weighted Average Grant-Date Fair Value Per Share - Granted	$ 21.35
Weighted Average Grant-Date Fair Value Per Share - Vested	$ 12.35
Weighted Average Grant-Date Fair Value Per Share - Forfeited	$ 12.35
Weighted Average Grant Date Fair Value Per Share - Nonvested, September 28, 2013	$ 20.99
Weighted Average Remaining Contractual Life (in Years), Nonvested, September 28, 2013	2 years